Shareholder Report, Average Annual Return (Details) 193196_LifeX 2035 Term Income ETF_TF_TSR Annual {TF}	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
LifeX 2035 Income Bucket ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LifeX 2035 Income Bucket ETF NAV
Average Annual Return, Percent		6.77%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	6.43%